CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 250,027	$ 252,072	$ 234,404
Cost of revenues:
Total cost of revenues	45,084	45,174	41,675
Gross profit	204,943	206,898	192,729
Operating expenses, net:
Research and development, net	66,836	61,841	57,674
Sales and marketing	113,015	109,556	111,386
General and administrative	18,924	18,584	16,145
Total operating expenses, net	198,775	189,981	185,205
Operating income	6,168	16,917	7,524
Financial income, net	7,796	8,792	7,274
Income before taxes on income	13,964	25,709	14,798
Taxes on income	4,328	3,143	3,063
Net income	$ 9,636	$ 22,566	$ 11,735
Basic net earnings per share	$ 0.21	$ 0.48	$ 0.26
Diluted net earnings per share	$ 0.20	$ 0.47	$ 0.25
Products [Member]
Revenues:
Total revenues	$ 132,934	$ 133,605	$ 118,062
Cost of revenues:
Total cost of revenues	34,645	35,056	30,803
Services [Member]
Revenues:
Total revenues	117,093	118,467	116,342
Cost of revenues:
Total cost of revenues	$ 10,439	$ 10,118	$ 10,872